Property and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property and Equipment, Net
8.	Property and Equipment, Net

Property and equipment, including those held under capital leases, consist of the following:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

At cost:

Buildings	11,089	11,089	1,762
Leasehold improvements	49,300	55,855	8,874
Computer and network equipment	255,010	388,162	61,674
Optical fibers	—	63,094	10,025
Office equipment	4,457	37,683	5,987
Motor vehicles	694	13,066	2,076

	320,550	568,949	90,398
Less: Accumulated depreciation	(142,653)	(201,526)	(32,020)

	177,897	367,423	58,378
Construction-in-progress	19,118	86,460	13,737

	197,015	453,883	72,115

Depreciation expense was RMB15,990,000, RMB19,673,000 and RMB58,873,000 (US$9,354,000) for the years ended December 31, 2009, 2010 and 2011, respectively, and were included in the following captions:

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000

Cost of revenue	10,539	11,863	41,271	6,558
Sales and marketing expenses	539	777	966	153
General and administrative expenses	2,416	2,071	2,034	323
Research and development expenses	2,496	4,962	14,602	2,320

	15,990	19,673	58,873	9,354

The Company accounted for certain computer and network equipment and fiber optic cables leases as capital leases as the lease contracts included bargain purchase options. The carrying amounts of the Company’s property and equipment held under capital leases at respective balance sheet dates were as follows:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Computer and network equipment	80,578	80,578	12,803
Optical fibers	—	63,094	10,025

	80,578	143,672	22,828
Less: accumulated depreciation	(3,696)	(15,790)	(2,510)

	76,882	127,882	20,318

Depreciation of computer and network equipment and fiber optic cables under capital leases was RMB854,000, RMB3,413,000 and RMB12,094,000 (US$1,922,000), for the years ended December 31, 2009, 2010 and 2011, respectively.

The carrying amounts of computer and network equipment pledged by the Company to secure banking borrowings (Note 12) granted to the Company at respective balance sheet dates were as follows:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Computer and network equipment	35,621	20,000	3,178